UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 46.4%
	LARGE CAP GROWTH - 18.7%
80,404	Direxion Daily S&P 500 Bear 3x Shares *	$ 2,474,031
57,183	ProShares Short S&P500 *	1,410,705
12,770	ProShares Ultra Dow30	1,454,375
		5,339,111
	MID CAP GROWTH - 5.6%
23,731	ProShares Ultra MidCap400 *	1,575,027

	SMALL CAP GROWTH - 21.1%
19,309	Direxion Daily Small Cap Bull 3x Shares	1,508,033
84,520	ProShares Short Russell2000 *	1,396,270
36,250	ProShares Ultra Russell2000 *	3,126,562
		6,030,865
	SPECIALTY FUNDS - 1.0%
4,825	ProShares Short VIX Short-Term Futures ETF *	299,005

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,247,699)	13,244,008

	MUTUAL FUNDS - 46.9%
	ASSET ALLOCATION FUNDS - 25.5%
129,501	Litman Gregory Masters Alternative Strategies Fund - Institutional Shares +	1,491,851
480,490	Palmer Square Absolute Return Fund - Institutional Shares	4,862,563
92,250	PIMCO All Asset All Authority Fund - Institutional Shares	925,268
		7,279,682
	DEBT FUND - 6.0%
63,001	Guggenheim - Macro Opportunities Fund - Institutional Shares	1,710,474

	EQUITY FUNDS - 15.4%
92,000	Calamos Market Neutral Income Fund - I Shares	1,181,280
313,267	Palmer Square SSI Alternative Income Fund - I Shares	3,226,653
		4,407,933

	TOTAL MUTUAL FUNDS (Cost - $13,176,937)	13,398,089

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
SHORT-TERM INVESTMENTS - 8.0%
MONEY MARKET FUND - 8.0%
2,296,716	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.02% **
	(Cost - $2,296,716)	$ 2,296,716

	TOTAL INVESTMENTS - 101.3% (Cost - $28,721,352) (a)	$ 28,938,813
	OTHER ASSETS LESS LIABILITIES - NET - (1.3) %	(362,110)
	NET ASSETS - 100.0%	$ 28,576,703

* Non-income producing security.
+ The value of this security has been determined in good faith under the policies of the Board of Trustees.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,058,026 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 474,635
	Unrealized depreciation:	(593,848)
	Net unrealized depreciation:	$ (119,213)

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 53.5%
	ASSET ALLOCATION FUND - 1.2%
26,343	ProShares UltraShort Euro *	$ 445,987

	DEBT FUNDS - 44.5%
51,101	iShares 20+ Year Treasury Bond ETF	5,575,119
11,952	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,398,025
33,216	Peritus High Yield ETF	1,747,162
73,746	PowerShares Preferred Portfolio	1,051,618
25,182	ProShares Short High Yield *	714,967
47,706	SPDR Blackstone / GSO Senior Loan ETF	2,386,254
34,787	SPDR Nuveen Barclays Municipal Bond ETF	808,798
13,232	Vanguard Intermediate-Term Bond ETF	1,102,623
20,453	Vanguard Long-Term Corporate Bond ETF	1,784,729
		16,569,295
	LARGE CAP GROWTH - 2.3%
5,833	Direxion Daily S&P 500 Bull 3x Shares *	385,678
17,217	ProShares UltraShort S&P500 *	488,102
		873,780
	SPECIALTY FUNDS - 5.5%
46,996	Alerian MLP ETF	829,949
45,447	iShares Mortgage Real Estate Capped ETF	557,180
6,336	ProShares Short VIX Short-Term Futures ETF *	392,642
15,849	ProShares UltraShort Financials *	259,290
		2,039,061

	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,556,733)	19,928,123

	MUTUAL FUNDS - 12.1%
	DEBT FUND - 7.7%
106,000	Guggenheim Macro Opportunities Fund - Institutional Shares	2,877,913

	EQUITY FUND - 4.4%
156,700	Palmer Square SSI Alternative Income Fund	1,614,013

	TOTAL MUTUAL FUNDS (Cost - $4,503,294)	4,491,926

Par Value	EXCHANGE TRADED NOTES - 33.3%
$ 2,606,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 7/24/14 *	3,098,091
2,172,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 7/24/14 *	2,582,073
6,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *	6,726,000
	TOTAL EXCHANGE TRADED NOTES (Cost - $11,959,014)	12,406,164

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUND - 1.3%
499,216	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.02% **
	(Cost - $499,216)	$ 499,216

	TOTAL INVESTMENTS - 100.2% (Cost - $37,518,257) (a)	$ 37,325,429
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(62,455)
	NET ASSETS - 100.0%	$ 37,262,974

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,130,043 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 532,663
	Unrealized depreciation:	(1,337,277)
	Net unrealized depreciation:	$ (804,614)

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 72.0%
	LARGE CAP GROWTH - 36.6%
12,153	Direxion Daily S&P 500 Bull 3x Shares *	$ 803,556
29,265	Guggenheim S&P 500 Equal Weight ETF	2,136,052
6,550	SPDR Dow Jones Industrial Average ETF Trust	1,076,034
		4,015,642
	MID CAP GROWTH - 10.3%
17,111	ProShares Ultra MidCap400 *	1,135,657

	SMALL CAP GROWTH - 10.3%
13,119	ProShares Ultra Russell2000 *	1,131,514

	SPECIALTY FUNDS - 14.8%
11,866	Powershares QQQ Trust Series I	1,040,411
9,507	ProShares Short VIX Short-Term Futures ETF *	589,149
		1,629,560

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,754,718)	7,912,373

	MUTUAL FUNDS - 15.0%
	DEBT FUND - 15.0%
32,852	Guggenheim Enhanced Short Duration ETF (Cost - $1,650,431)	1,651,145

	SHORT-TERM INVESTMENTS - 26.4%
	MONEY MARKET FUND - 26.4%
2,896,256	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.02% ** (Cost - $2,896,256)	2,896,256

	TOTAL INVESTMENTS - 113.4% (Cost - $12,301,405) (a)	$ 12,459,774
	OTHER ASSETS LESS LIABILITIES - NET - (13.4) %	(1,471,048)
	NET ASSETS - 100.0%	$ 10,988,726

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,342,472 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 181,272
	Unrealized depreciation:	(63,970)
	Net unrealized appreciation:	$ 117,302

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 56.3%
	ASSET ALLOCATION FUND - 1.0%
10,106	PowerShares DB U.S. Dollar Index Bullish Fund *	$ 216,875

	DEBT FUND - 12.9%
15,607	iShares iBoxx $ High Yield Corporate Bond ETF	1,473,145
40,656	ProShares Short 20+ Year Treasury *	1,234,723
		2,707,868
	LARGE CAP GROWTH - 5.9%
5,793	Guggenheim S&P 500 Equal Weight ETF	422,831
4,899	iShares Russell 1000 Growth ETF	423,959
3,986	ProShares Ultra QQQ	396,408
		1,243,198
	MID CAP GROWTH - 9.9%
7,006	Direxion Daily Mid Cap Bull 3x Shares	598,102
4,910	iShares Russell Mid Cap Growth ETF	421,278
4,252	SPDR S&P Mid Cap 400 ETF	1,065,424
		2,084,804
	SMALL CAP GROWTH - 7.8%
9,881	Direxion Daily Small Cap Bull 3x Shares	771,706
9,925	ProShares Ultra Russell2000 *	856,031
		1,627,737
	SPECIALTY FUNDS - 18.8%
7,147	First Trust Dow Jones Internet Index Fund *	421,959
1,830	iShares Nasdaq Biotechnology ETF	432,703
2,968	iShares U.S. Healthcare ETF	365,153
4,624	iShares U.S. Technology ETF	421,061
6,188	iShares U.S. Real Estate ETF	418,742
7,017	Powershares QQQ Trust Series 1	615,251
8,878	SPDR Materials Select Sector Fund	419,752
10,393	SPDR Utilities Select Sector Fund	430,894
5,862	SPDR S&P Oil & Gas Exploration & Production ETF	421,067
		3,946,582

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,843,731)	11,827,064

	MUTUAL FUNDS - 13.3%
	ASSET ALLOCATION FUND - 13.3%
221,912	KCM Macro Trends Fund (Cost - $2,576,052)	2,793,875

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Par Value		Value
	EXCHANGE TRADED NOTES - 23.5%
$ 2,260,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 7/24/14 *	$ 2,686,756
2,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *	2,242,000
	TOAL EXCHANGE TRADED NOTES (Cost - $4,672,153)	4,928,756
Shares
	SHORT-TERM INVESTMENTS - 6.4%
	MONEY MARKET FUND - 6.4%
1,335,318	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.02% **
	(Cost - $1,335,318)	1,335,318

	TOTAL INVESTMENTS - 99.5% (Cost - $20,427,254) (a)	$ 20,885,013
	OTHER ASSETS LESS LIABILITIES - NET - 0.5%	101,896
	NET ASSETS - 100.0%	$ 20,986,909

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,966,098 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 374,508
	Unrealized depreciation:	(455,593)
	Net unrealized depreciation:	$ (81,085)

PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 85.4%
	ASSET ALLOCATION FUND - 0.5%
11,012	ProShares UltraShort Euro *	$ 186,433

	DEBT FUNDS - 12.4%
4,428	iShares iBoxx $ Investment Grade Corporate Bond ETF	517,943
13,530	Peritus High Yield ETF	711,678
32,606	PowerShares Preferred Portfolio	464,962
9,864	ProShares Short High Yield *	280,059
7,779	ProShares UltraShort 20+ Year Treasury *	525,471
17,817	SPDR Blackstone / GSO Senior Loan ETF	891,206
13,154	SPDR Nuveen Barclays Municipal Bond ETF	305,831
5,014	Vanguard Intermediate-Term Bond ETF	417,817
8,092	Vanguard Long-Term Corporate Bond ETF	706,108
		4,821,075
	LARGE CAP GROWTH - 20.8%
8,414	ProShares UltraShort S&P500 *	238,537
69,057	Vanguard Mid-Cap ETF	7,843,494
		8,082,031
	MID CAP GROWTH - 15.1%
88,851	ProShares Ultra MidCap400 *	5,897,041

	SMALL CAP GROWTH - 34.9%
67,056	ProShares Ultra Russell2000 *	5,783,580
78,541	Vanguard S&P Small-Cap 600 ETF	7,798,336
		13,581,916
	SPECIALTY FUNDS - 1.7%
17,105	Alerian MLP ETF	302,074
21,857	iShares Mortgage Real Estate Capped ETF	267,967
5,837	ProShares UltraShort Financials *	95,493
		665,534

	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,261,113)	33,234,030

PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
SHORT-TERM INVESTMENTS - 14.9%
MONEY MARKET FUND - 14.9%
5,805,905	Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.02% **
	(Cost - $5,805,905)	$ 5,805,905

	TOTAL INVESTMENTS - 100.3% (Cost - $39,067,018) (a)	$ 39,039,935
	OTHER ASSETS LESS LIABILITIES - NET - (0.3) %	(111,841)
	NET ASSETS - 100.0%	$ 38,928,094

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,067,018 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 188,346
	Unrealized depreciation:	(215,429)
	Net unrealized depreciation:	$ (27,083)

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

 If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Funds' investments measured at fair value:

PSI Market Neutral *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,244,008	$ -	$ -	$ 13,244,008
Mutual Funds	13,398,089	-	-	13,398,089
Short-Term Investments	2,296,716	-	-	2,296,716
Total	$ 28,938,813	$ -	$ -	$ 28,938,813

PSI Total Return *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 19,928,123	$ -	$ -	$ 19,928,123
Mutual Funds	4,491,926	-	-	4,491,926
Exchange Traded Notes	-	12,406,164	-	12,406,164
Short-Term Investments	499,216	-	-	499,216
Total	$ 24,919,265	$ 12,406,164	$ -	$ 37,325,429

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,912,373	$ -	$ -	$ 7,912,373
Mutual Funds	1,651,145	-	-	1,651,145
Short-Term Investments	2,896,256	-	-	2,896,256
Total	$ 12,459,774	$ -	$ -	$ 12,459,774

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,827,064	$ -	$ -	$ 11,827,064
Mutual Funds	2,793,875	-	-	2,793,875
Exchange Traded Notes	-	4,928,756	-	4,928,756
Short-Term Investments	1,335,318	-	-	1,335,318
Total	$ 15,956,257	$ 4,928,756	$ -	$ 20,885,013

PSI Calendar Effects *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,234,030	$ -	$ -	$ 33,234,030
Short-Term Investments	5,805,905	-	-	5,805,905
Total	$ 39,039,935	$ -	$ -	$ 39,039,935

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/23/14

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       5/23/14